Derivatives (Summary of Current Replacement Cost of Derivatives by Sector) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 350,970	$ 305,424
Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	11,678	15,247
Current replacement cost [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	7,880	9,911
Current replacement cost [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	806	775
Current replacement cost [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	2,992	4,561
Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,028	4,957
Current replacement cost [member] | Financial [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,367	4,647
Current replacement cost [member] | Financial [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	56	38
Current replacement cost [member] | Financial [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	605	272
Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,790	6,310
Current replacement cost [member] | Government [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	2,695	3,594
Current replacement cost [member] | Government [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	77	98
Current replacement cost [member] | Government [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,018	2,618
Current replacement cost [member] | Other [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,860	3,980
Current replacement cost [member] | Other [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,818	1,670
Current replacement cost [member] | Other [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	673	639
Current replacement cost [member] | Other [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 1,369	$ 1,671